BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 33.0%
Brazil - 10.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	103,300,000	BRL	$20,385,626
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	18,140,000	BRL	3,553,416

Total Brazil					23,939,042

Colombia - 7.6%
Colombian TES, Bonds	9.250%	5/28/42	26,100,000,000	COP	6,256,930
Colombian TES, Bonds	7.250%	10/26/50	56,260,000,000	COP	10,845,148

Total Colombia					17,102,078

Mexico - 5.9%
Mexican Bonos, Bonds	8.000%	11/7/47	76,500,000	MXN	3,897,782
Mexican Bonos, Bonds	8.000%	7/31/53	188,600,000	MXN	9,462,709

Total Mexico					13,360,491

New Zealand - 2.6%
New Zealand Government Bond, Senior Notes	2.750%	5/15/51	14,260,000	NZD	5,967,131

South Africa - 3.9%
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	222,600,000	ZAR	8,742,304

United Kingdom - 2.4%
United Kingdom Gilt, Bonds	1.250%	7/31/51	8,760,000	GBP	5,535,232	(a)

TOTAL SOVEREIGN BONDS (Cost - $69,788,761)					74,646,278

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 26.9%
U.S. Government Obligations - 26.9%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.169%)	5.418%	4/30/25	53,180,000		53,170,921	(b)
U.S. Treasury Notes	2.750%	8/15/32	8,200,000		7,493,071

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $60,418,811)					60,663,992

MORTGAGE-BACKED SECURITIES - 24.3%
FHLMC - 6.8%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/52-11/1/52	4,369,955		4,320,466
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/52-10/1/52	4,908,542		4,748,387
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52	6,342,395		6,374,443

Total FHLMC					15,443,296

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - 7.3%
Federal National Mortgage Association (FNMA)	4.500%	9/1/52	2,966,847	$2,870,045
Federal National Mortgage Association (FNMA)	5.000%	10/1/52-12/1/52	7,608,258	7,522,113
Federal National Mortgage Association (FNMA)	5.500%	12/1/52	5,976,682	6,006,894

Total FNMA				16,399,052

GNMA - 10.2%
Government National Mortgage Association (GNMA) II	5.500%	2/20/53-9/20/53	18,714,006	18,840,984
Government National Mortgage Association (GNMA) II	6.000%	11/20/53	4,204,215	4,270,499

Total GNMA				23,111,483

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $54,338,533)				54,953,831

CORPORATE BONDS & NOTES - 7.9%
CONSUMER DISCRETIONARY - 4.0%
Automobiles - 4.0%
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	4,470,000	4,499,834
Toyota Motor Credit Corp., Senior Notes	4.450%	5/18/26	4,450,000	4,442,920

TOTAL CONSUMER DISCRETIONARY				8,942,754

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	3,640,000	2,336,919

FINANCIALS - 2.2%
Banks - 2.2%
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.740%)	6.094%	3/14/25	5,000,000	5,017,131	(b)(c)

INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Jabil Inc., Senior Notes	3.000%	1/15/31	1,770,000	1,534,137

TOTAL CORPORATE BONDS & NOTES (Cost - $17,920,646)				17,830,941

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 1.2%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K087 A2 (Cost - $2,987,611)	3.771%	12/25/28	2,850,000	2,786,410

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 0.5%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
DISH Network Corp., Senior Notes (Cost - $2,034,785)	3.375%	8/15/26	1,980,000	$1,158,300

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $207,489,147)				212,039,752

			SHARES
SHORT-TERM INVESTMENTS - 3.7%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $8,247,319)	5.277%		8,247,319	8,247,319	(e)(f)

TOTAL INVESTMENTS - 97.5% (Cost - $215,736,466)				220,287,071
Other Assets in Excess of Liabilities - 2.5%				5,695,248

TOTAL NET ASSETS - 100.0%				$225,982,319

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Rate shown is one-day yield as of the end of the reporting period.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2024, the total market value of investments in Affiliated Companies was $8,247,319 and the cost was $8,247,319 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
COP	— Colombian Peso
GBP	— British Pound
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SOFR	— Secured Overnight Financing Rate
ZAR	— South African Rand

At January 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	831	3/24	$90,405,221	$93,344,676	$2,939,455
Contracts to Sell:
Japanese 10-Year Bonds	49	3/24	48,500,409	48,690,379	(189,970)

Net unrealized appreciation on open futures contracts					$2,749,485

At January 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,540,000	USD	7,036,826	HSBC Securities Inc.	2/7/24	$32,999
USD	7,160,203	EUR	6,570,000	HSBC Securities Inc.	2/7/24	57,947
EUR	15,560,000	USD	16,510,171	JPMorgan Chase & Co.	2/7/24	310,391
USD	6,775,546	EUR	6,200,000	JPMorgan Chase & Co.	2/7/24	73,265
USD	11,971,463	EUR	11,040,000	JPMorgan Chase & Co.	2/7/24	37,079
EUR	8,600,000	USD	9,391,358	Morgan Stanley & Co. Inc.	2/7/24	(94,646)
USD	327,391	EUR	300,000	Morgan Stanley & Co. Inc.	2/7/24	3,087
USD	7,145,097	EUR	6,590,000	Morgan Stanley & Co. Inc.	2/7/24	21,221
CLP	1,090,000,000	USD	1,222,796	HSBC Securities Inc.	2/8/24	(51,454)
CLP	3,250,000,000	USD	3,577,955	HSBC Securities Inc.	2/8/24	(85,423)
USD	4,696,970	CLP	4,340,000,000	HSBC Securities Inc.	2/8/24	33,095
USD	373,420	HUF	130,000,000	Goldman Sachs Group Inc.	2/14/24	7,916
USD	340,395	HUF	120,000,000	JPMorgan Chase & Co.	2/14/24	3,007
HUF	5,780,000,000	USD	16,092,210	Morgan Stanley & Co. Inc.	2/14/24	158,667
USD	279,891	HUF	100,000,000	UBS Securities LLC	2/14/24	(1,266)
USD	454,112	HUF	160,000,000	UBS Securities LLC	2/14/24	4,261
USD	11,205,379	ZAR	213,300,000	Citibank N.A.	2/15/24	(172,387)
ZAR	36,500,000	USD	1,965,906	HSBC Securities Inc.	2/15/24	(18,937)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	7,700,000	USD	420,205	Morgan Stanley & Co. Inc.	2/15/24	$(9,475)
AUD	16,890,000	USD	11,328,968	Barclays Bank PLC	3/6/24	(235,014)
AUD	17,380,000	USD	11,460,633	Barclays Bank PLC	3/6/24	(44,830)
AUD	7,140,000	USD	4,782,279	Citibank N.A.	3/6/24	(92,473)
USD	626,365	AUD	950,000	HSBC Securities Inc.	3/6/24	2,371
AUD	10,510,000	USD	6,939,438	JPMorgan Chase & Co.	3/6/24	(36,096)
AUD	14,230,000	USD	9,493,758	JPMorgan Chase & Co.	3/6/24	(146,988)
USD	468,097	AUD	690,000	Morgan Stanley & Co. Inc.	3/6/24	14,880
USD	5,066,400	GBP	4,010,000	JPMorgan Chase & Co.	3/8/24	(17,012)
GBP	200,000	USD	254,393	Morgan Stanley & Co. Inc.	3/8/24	(856)
INR	960,000,000	USD	11,572,539	Barclays Bank PLC	3/11/24	(29,910)
USD	360,360	INR	30,000,000	Barclays Bank PLC	3/11/24	(347)
CHF	530,000	USD	618,278	Barclays Bank PLC	3/12/24	(1,301)
USD	45,526,954	CHF	39,440,000	Goldman Sachs Group Inc.	3/12/24	(385,425)
CHF	430,000	USD	500,143	Morgan Stanley & Co. Inc.	3/12/24	423
KRW	15,070,000,000	USD	11,524,755	Citibank N.A.	3/13/24	(206,501)
USD	7,547,968	JPY	1,070,000,000	Goldman Sachs Group Inc.	3/15/24	226,263
JPY	2,711,000,000	USD	19,026,564	JPMorgan Chase & Co.	3/15/24	(475,962)
USD	11,550,685	JPY	1,641,000,000	JPMorgan Chase & Co.	3/15/24	321,788
JPY	1,653,000,000	USD	11,348,813	Morgan Stanley & Co. Inc.	3/15/24	(37,804)
NOK	70,100,000	USD	6,841,294	Goldman Sachs Group Inc.	3/19/24	(168,325)
NOK	71,400,000	USD	6,827,897	JPMorgan Chase & Co.	3/19/24	(31,178)
USD	11,596,406	SEK	119,000,000	Barclays Bank PLC	3/22/24	137,844
SEK	119,000,000	USD	11,395,739	Goldman Sachs Group Inc.	3/22/24	62,823
USD	11,017,782	NZD	17,720,000	Barclays Bank PLC	4/12/24	185,929
USD	11,672,292	NZD	19,110,000	Barclays Bank PLC	4/12/24	(9,238)
USD	17,902,194	NZD	28,750,000	Barclays Bank PLC	4/12/24	327,940
NZD	730,000	USD	445,528	Morgan Stanley & Co. Inc.	4/12/24	706
NOK	241,500,000	USD	23,578,228	Morgan Stanley & Co. Inc.	4/18/24	(575,156)
USD	654,433	NOK	6,800,000	UBS Securities LLC	4/18/24	6,728
USD	6,027,146	BRL	29,530,000	HSBC Securities Inc.	4/19/24	114,693
HUF	1,560,000,000	USD	4,370,421	Morgan Stanley & Co. Inc.	5/2/24	(11,651)
EUR	8,310,000	USD	9,054,825	Goldman Sachs Group Inc.	5/7/24	(37,082)

Net unrealized depreciation on open forward foreign currency contracts						$(831,414)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (continued)

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8	BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$74,646,278	—	$74,646,278
U.S. Government & Agency Obligations	—	60,663,992	—	60,663,992
Mortgage-Backed Securities	—	54,953,831	—	54,953,831
Corporate Bonds & Notes	—	17,830,941	—	17,830,941
Collateralized Mortgage Obligations	—	2,786,410	—	2,786,410
Convertible Bonds & Notes	—	1,158,300	—	1,158,300

Total Long-Term Investments	—	212,039,752	—	212,039,752

Short-Term Investments†	$8,247,319	—	—	8,247,319

Total Investments	$8,247,319	$212,039,752	—	$220,287,071

Other Financial Instruments:
Futures Contracts††	$2,939,455	—	—	$2,939,455
Forward Foreign Currency Contracts††	—	$2,145,323	—	2,145,323

Total Other Financial Instruments	$2,939,455	$2,145,323	—	$5,084,778

Total	$11,186,774	$214,185,075	—	$225,371,849

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$189,970	—	—	$189,970
Forward Foreign Currency Contracts††	—	$2,976,737	—	2,976,737

Total	$189,970	$2,976,737	—	$3,166,707

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Quarterly Report	9

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended January 31, 2024. The following transactions were effected in such company for the period ended January 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$4,850,260	$43,016,287	43,016,287	$39,619,228	39,619,228

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$85,339	—	$8,247,319

10	BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Quarterly Report